Offerings	Jul. 24, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,793.8
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. A filing fee of $305,272.22 is being paid in connection with this offering.

Offering: 2
Offering:
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 995,940,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,478.42
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. A filing fee of $305,272.22 is being paid in connection with this offering.